BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS	BALANCE SHEET COMPONENTS
Inventory
Inventory consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Raw materials	$52,442	$7,344
Work-in-process	9,646	4,253
Finished goods	47,677	—
Service parts	2,105	—
Total inventory	$111,870	$11,597
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Prepaid expenses	$6,763	$5,116
Non-trade receivables	6,064	2,717
Headquarters sale agreement receivable	5,487	—
Deposits	3,917	5,615
Prepaid insurance premiums	3,611	—
Deferred implementation costs	2,101	2,443
Total prepaid expenses and other current assets	$27,943	$15,891
Deferred implementation costs
The capitalized costs are amortized on a straight-line basis over the estimated useful life of the related software. During the second quarter of 2022, the Company re-assessed the estimated useful life of its existing enterprise resource planning system as a result of a new system implementation, resulting in a shorter useful life and prospective change in amortization.
The Company recorded $2.8 million of amortization expense on the consolidated statements of operations for the year ended December 31, 2022, related to deferred implementation costs. Amortization expense during the years ended December 31, 2021 and 2020 were immaterial.
Non-trade receivables
For the year ended December 31, 2022 and 2021, the Company recognized government grant income totaling $1.2 million and $2.4 million, respectively, in connection with the Arizona Qualified Facility Tax Credit (“QFTC”). As GAAP does not contain authoritative accounting standards on this topic, the Company accounted for the QFTC by analogy to International Accounting Standards 20 (“IAS 20”), Accounting for Government Grants and Disclosure of Government Assistance. Under IAS 20, the grant is recognized on a systematic basis over the periods in which the qualifying expenses are incurred when it is determined that receipt of the grant is no longer contingent. As of December 31, 2022 and 2021, the Company recognized $1.2 million and $1.2 million in prepaid expenses and other current assets, respectively, and zero and $1.2 million in other assets, respectively, on the consolidated balance sheets. The Company must continue to maintain compliance of the QFTC within the meaning of A.R.S. § 41-1512(X)(5) and, in respect to at least 51% of the then Qualified Eligible Person ("QEP"), to continue to pay at least the applicable threshold wage, to qualify for the tax credits for a maximum of $6.1 million, in five equal installments of $1.2 million.
Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Construction-in-progress	$209,187	$103,515
Buildings	127,797	100,391
Equipment	35,257	24,875
Land	24,762	3,957
Tooling	17,693	11,676
Demo vehicles	15,215	888
Software	8,568	7,562
Other	3,501	3,011
Leasehold improvements	2,953	2,883
Finance lease assets	2,193	646
Furniture and fixtures	1,492	1,480
Property, plant and equipment, gross	448,618	260,884
Less: accumulated depreciation and amortization	(30,833)	(16,507)
Total property, plant and equipment, net	$417,785	$244,377
Depreciation expense for the years ended December 31, 2022, 2021 and 2020 was $14.4 million, $8.2 million and $6.0 million, respectively.
Construction-in-progress on the Company's consolidated balance sheets as of December 31, 2022 relates primarily to the continued expansion of the Company's manufacturing plant in Coolidge, Arizona, development of hydrogen infrastructure, and build-out of the Company's headquarters and R&D facility in Phoenix, Arizona.
For the year ended December 31, 2020, the Company expensed $2.0 million of construction-in-progress and machinery and equipment, net of accumulated depreciation, to impairment expense on the consolidated statements of operations. These assets were related to the Powersports business unit whose operations ceased in the fourth quarter of 2020. The Company had no impairment expense for the years ended December 31, 2022 and 2021.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Settlement liability	$90,000	$50,000
Accrued purchase of intangible asset	32,126	11,344
Inventory received not yet invoiced	18,167	8,253
Supply agreement revision commitment	10,000	—
Accrued payroll and payroll related expenses	8,298	2,521
Accrued outsourced engineering services	8,056	1,134
Accrued purchases of property, plant and equipment	3,587	2,817
Other accrued expenses	2,152	7,090
Accrued legal expenses	2,041	5,664
Operating lease liabilities, current	1,979	475
Accrued Equity Distribution Agreement Fees	1,681	—
Warranty liability, current	1,484	—
Derivative liability	—	4,189
Total accrued expenses and other current liabilities	$179,571	$93,487